Goodwill and Intangible Assets, net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
7. Goodwill and Intangible Assets, net
All goodwill is allocated to the Foundry reporting unit and segment identified in Note 11. Changes in the carrying amount of goodwill consisted of the following (in thousands):

Balance as of December 31, 2021	$21,312
Goodwill acquired in FGen acquisition	11,001
Impact of foreign currency translation	(1,389)
Measurement period adjustment (1)	49

Balance as of June 30, 2022	$30,973

(1)	Reflects the final determination of net-working capital adjustments as of the acquisition date related to the Dutch DNA acquisition.
Intangible assets, net consisted of the following (in thousands):

	Weighted Average Amortization Period	Gross Carrying Amount (1)	Accumulated Amortization (1)	Net
Balances as of June 30, 2022
Acquired technology	13.9	$43,806	$(4,626)	$39,180
Balances as of December 31, 2021
Acquired technology	13.3	$25,038	$(3,396)	$21,642

(1)	Gross carrying amount and accumulated amortization include the impact of cumulative foreign currency translation adjustments.
Amortization expense was $0.8 million and $0.2 million for the three months ended June 30, 2022 and 2021, respectively, and $1.3 and $0.3 million for the six months ended June 30, 2022 and 2021, respectively. Future amortization expense will be approximately $1.7 million for the remainder of 2022 and $3.4 million for each of the years ending December 31, 2023 to 2026.

12. Goodwill and Intangible Assets, net
All goodwill is allocated to the Foundry reporting unit and segment identified in Note 25(a). Goodwill consisted of the following (in thousands):

	As of December 31,
	2021	2020
Beginning balance	$1,857	$1,857
Goodwill acquired in Dutch DNA acquisition	15,177	—
Measurement period adjustment (see Note 4)	5,000	—
Currency translation	(722)	—

Ending balance	$21,312	$1,857

Intangible assets, net consisted of the following (in
thousands):

	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Net (1)
Balances as of December 31, 2021
Acquired technology	13.3	$25,038	$(3,396)	$21,642
Balances as of December 31, 2020
Acquired technology	6.0	$5,490	$(2,196)	$3,294

(1)	Includes a decrease of $0.9 million in the net intangible assets balance in 2021 due to foreign currency translation.
Amortization expense was $1.2 million, $0.5 million and $0.5 million for the years ended December 31, 2021, 2020 and 2019, respectively. Future amortization expense for each of the next five years will be $1.8 million.